Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 24,186	$ 499
Cash and cash equivalents	129,440	185,636	$ 248,226	$ 241,148
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	24,186	499
Cash and cash equivalents	129,440	185,636
Current financial assets and cash and cash equivalents	153,626	186,135
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	24,186	499
Cash and cash equivalents	129,440	185,636
Current financial assets and cash and cash equivalents	$ 153,626	$ 186,135